Issued capital and reserves & Shareholders of Global Blue - Disclosure of treasury shares (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure Of Treasury Shares [Line Items]
Equity balance as of beginning of the year			€ 6,343	€ (185,793)
Vested RSA shares			(1,751)
Equity balance as of end of the year	€ 17,598	€ 4,288	17,598	4,288
Equity attributable to owners of parent [member]
Disclosure Of Treasury Shares [Line Items]
Equity balance as of beginning of the year			373	(191,525)
Vested RSA shares			(1,751)
Equity balance as of end of the year	€ 11,252	€ (1,266)	€ 11,252	€ (1,266)
Treasury shares
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	11,371,372	13,203,524	11,371,372	13,099,389
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)				104,135
Vested RSA shares (in shares)	(628,045)	(413,806)	(628,045)	(413,806)
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)		(1,189,977)		(1,189,977)
Number of shares outstanding at end of period	10,743,327	11,599,741	10,743,327	11,599,741
Equity balance as of beginning of the year	€ (117)	€ (10,180)	€ (117)	€ (10,179)
Issuance of treasury shares by Global Blue Group Holding A.G.				(1)
Vested RSA shares	6	4	6	4
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)		9,178		9,178
Equity balance as of end of the year	€ (111)	€ (998)	€ (111)	€ (998)
Ordinary shares | Treasury shares
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	11,371,136	13,099,153	11,371,136	12,995,018
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)				104,135
Vested RSA shares (in shares)	(628,045)	(413,806)	(628,045)	(413,806)
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)		(1,189,977)		(1,189,977)
Number of shares outstanding at end of period	10,743,091	11,495,370	10,743,091	11,495,370
Equity balance as of beginning of the year	€ (115)	€ (9,298)	€ (115)	€ (9,297)
Issuance of treasury shares by Global Blue Group Holding A.G.				(1)
Vested RSA shares	6	4	6	4
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)		9,178		9,178
Equity balance as of end of the year	€ (109)	€ (116)	€ (109)	€ (116)
Preference shares A | Treasury shares
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	236	104,371	236	104,371
Number of shares outstanding at end of period	236	104,371	236	104,371
Equity balance as of beginning of the year	€ (2)	€ (882)	€ (2)	€ (882)
Equity balance as of end of the year	€ (2)	€ (882)	€ (2)	€ (882)